Annual Operating Expenses - FidelityWomensLeadershipFund-RetailPRO - FidelityWomensLeadershipFund-RetailPRO - Fidelity Women's Leadership Fund - Fidelity Women's Leadership Fund	Jun. 29, 2023
Operating Expenses:
Management fee	0.48%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.41%
Total annual operating expenses	0.89%